Accounting Policies	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Accounting Policies
ACCOUNTING POLICIES

Basis of accounting

The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements do not include all of the disclosures required in the annual consolidated financial statements, and should be read in conjunction with our annual financial statements for the year ended December 31, 2017.

Significant accounting policies

The accounting policies adopted in the preparation of the condensed consolidated financial statements for the nine months ended September 30, 2018 are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2017, except for the following significant changes to our accounting policy "Revenue and related expense recognition" as a result of adopting the requirements of ASU 2014-09 "Revenue from Contracts with Customers (Topic 606)" (hereafter, ASC 606), for further changes, see note 3, updates to our "Principles of consolidation" accounting policy for changes to ownership interests, and as a result of a change in presentation of expenses in the statements of income in quarter ended September 30, 2018.

Principles of consolidation

Changes in our ownership interest while we retain a controlling financial interest in a subsidiary are accounted for as equity transactions. The carrying amount of the non-controlling interest is adjusted to reflect our changed ownership interest, with any difference between the fair value of consideration and the amount of the adjusted non-controlling interest being recognized in equity.

Revenue and related expense recognition

Time charter agreements

Revenues include minimum lease payments under time charters and gross pool revenues. Revenues generated from time charters, which we classify as operating leases, are recorded over the term of the charter as service is provided. However, we do not recognize revenue if a charter has not been contractually committed to by a customer and ourselves, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Repositioning fees (included in time and voyage charter revenues) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter.

Under time charters, voyage expenses are generally paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is offhire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees. Bunkers consumption represents mainly bunkers consumed during unemployment and off-hire.

Liquefaction services revenue

Liquefaction services revenue is generated from a LTA entered into with our customer. Our provision of liquefaction services capacity includes the receipt of the customer’s gas, treatment and temporary storage on board our FLNG, and delivery of LNG to waiting carriers.

The liquefaction services capacity provided to our customer is considered a single performance obligation recognized evenly over time as our services are rendered. We consider our services a series of distinct services that are substantially the same and have the same pattern of transfer to our customer.

Contractual payment terms for liquefaction services is monthly in arrears, after services have been provided, generally resulting in the recognition of contract assets. Contract assets are regularly assessed for impairment. Contract liabilities arise when the customer makes payments in advance of receiving services. The term between when invoicing and when payment is due is not significant.

We recognize revenue when obligations under the terms of our contract are satisfied. We have applied the practical expedient to recognize liquefaction services revenue in proportion to the amount we have the right to invoice.

Management fees

Management fees are generated from commercial and technical vessel-related services and corporate and administrative services. Commercial and technical vessel-related services include vessel maintenance, providing vessel crew, making arrangements for vessel insurance, bunkering, provisions and stores, invoicing and collecting vessel hire. Corporate and administrative services include corporate services, group accounting, treasury, legal, tax, consultancy and other administrative services.

These services are provided to our customers Golar Partners, Golar Power and OneLNG. Our contracts generally have an initial contract term of one year or less, after which the arrangement continues with a short notice period to end the contract, ranging from 30 days to 180 days. Our management services provided are considered a single performance obligation recognized evenly over time as our services are rendered. We consider our services a series of distinct services that are substantially the same and have the same pattern of transfer to the customer.

Contractual payment terms for management fees generally allow for billing and payment in advance of services being provided. However, contract liabilities did not arise because there was no billing in recognition for services rendered in future periods at the reporting date. Contract assets arise when we render management services in advance of receiving payment from our customers. Contract assets are regularly assessed for impairment.

The transaction price is generally considered variable consideration given the key driver of consideration is actual costs incurred in a given period, which varies each period according to activity levels. The entire amount of the transaction price is allocated to the single performance obligation identified.

We recognize revenue when obligations under the terms of our contracts with our customers are satisfied. We have applied the practical expedient to recognize management fee revenue in proportion to the amount we have the right to invoice.

Cool Pool

Pool revenues and expenses under the Cool Pool arrangement have been accounted for in accordance with the guidance for collaborative arrangements.

In relation to our vessels participating within the pool, voyage expenses and commissions from collaborative arrangements include an allocation of our net results from the pool to the other participants. Each participants' share of the net pool revenues is based on the number of pool points attributable to its vessels and the number of days such vessels participated in the pool.

We have presented our share of the net income earned under the Cool Pool arrangement across a number of line items in the income statement. For net revenues and expenses incurred relating specifically to Golar’s vessels, and for which we are deemed the principal, these will be presented gross on the face of the income statement in the line items "Time and voyage charter revenues" and "Voyage, charterhire and commission expenses". For pool net revenues generated by the other participants in the pooling arrangement, these will be presented separately in revenue and expenses from collaborative arrangements. Refer to note 16 for an analysis of the income statement effect for the pooling arrangement.

Project development expenses

With effect from the quarter ended June 30, 2018, we presented a new line item in operating expenses on the face of the statements of income. The new line item, "Project development expenses", includes the costs associated with pursuing future contracts and developing our pipeline of activities that have not met our internal threshold for capitalization. Previously, these costs were presented within "Administrative expenses" along with our general overhead costs. We believe that the introduction of this new line item in the statements of income provides users of our financial statements greater transparency over a key element of our business. This presentation change has been retrospectively restated in prior periods. The change in presentation for the nine months ended September 30, 2017 is as follows:

	Nine months ended September 30, 2017
(in thousands of $)	As previously reported	Adjustments increase (decrease)	As adjusted
Project development expenses	—	6,383	6,383
Administrative expenses	33,571	(6,383)	27,188

Changes in fair value of derivative instruments

With effect from the quarter ended September 30, 2018, we presented two new line items in operating activities on the face of the statements of cashflows. Given the significance of the oil derivative instrument in the current year, we believe that the introduction of this new line item in the statements of cashflows provides users of our financial statements greater transparency over a key element of our business. This presentation change has been retrospectively restated in prior periods. The change in presentation for the nine months ended September 30, 2017 is as follows:

	Nine months ended September 30, 2017
(in thousands of $)	As previously reported	Adjustments (decrease) increase	As adjusted
Change in fair value of derivative instruments	—	(580)	(580)
Change in assets and liabilities:
Other current and non-current assets	(5,613)	3,017	(2,596)
Other current and non-current liabilities	18,833	(2,437)	16,396

(Losses) gains on derivative instruments

With effect from the quarter ended September 30, 2018, we presented a new line item under financial income (expense) on the face of the statements of income. The new line item, "(Losses) gains on derivative instruments", includes the movement of our derivative instruments. Previously, these items were presented within "Other financial items, net" along with our general finance costs. We believe that the introduction of this new line item in the statements of income provides users of our financial statements greater transparency over a key element of our business. This presentation change has been retrospectively restated in prior periods. The change in presentation for the nine months ended September 30, 2017 is as follows:

	Nine months ended September 30, 2017
(in thousands of $)	As previously reported	Adjustments increase (decrease)	As adjusted
(Losses) gains on derivative instruments	—	580	580
Other financial items, net	(3,495)	(580)	(4,075)

Use of estimates

The preparation of financial statements in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP") requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As of September 30, 2018, we leased eight vessels under finance leases from wholly-owned special purpose vehicles ("Lessor SPVs") of financial institutions in connection with our sale and leaseback transactions. While we do not hold any equity investments in these Lessor SPVs, we have determined that we are the primary beneficiary of these entities and, accordingly, we are required to consolidate these VIEs into our financial results. The key line items impacted by our consolidation of these VIEs are short-term and long-term debt, restricted cash and short-term deposits, non-controlling interests, interest income and interest expense. In consolidating these lessor VIEs, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the VIEs’ debt principal; and (iii) the VIE's application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited annual financial statements of the lessor VIEs, we will make a true-up adjustment for any material differences.

In relation to the oil derivative instrument (see note 1), the fair value was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the LTA. Significant inputs used in the valuation of the oil derivative instrument include management’s estimate of an appropriate discount rate and the length of time to blend the long-term and the short-term oil prices obtained from quoted prices in active markets. The changes in fair value of our oil derivative instrument is recognized in each period in current earnings in "Realized and unrealized gain on oil derivative instrument".

The realized and unrealized gain on oil derivative instrument is as follows:

(in thousands of $)	Nine Months Ended September 30,
	2018	2017
Realized gain on oil derivative instrument	14,318	—
Unrealized gain on oil derivative instrument	185,770	—
	200,088	—

For further information on the nature of this derivative, refer to note 15. The unrealized gain results from movement in oil prices above a contractual floor price over term of the LTA; the realized gain results from monthly billings above the base tolling fee under the LTA.